Investment Portfolioas of May 31, 2026 (Unaudited)
DWS International Opportunities Fund
(formerly DWS International Growth Fund)
	Shares	Value ($)

Common Stocks 98.8%
Canada 5.1%
Agnico Eagle Mines Ltd.	54,200	9,965,267
Brookfield Corp.	295,719	13,472,680
Shopify, Inc. "A"*	16,000	1,908,070
(Cost $6,586,415)		25,346,017
China 4.1%
ANTA Sports Products Ltd.	194,600	1,882,209
BYD Co., Ltd. "H"	166,500	1,939,727
Ping An Insurance Group Co. of China Ltd. "H"	969,000	7,424,932
Tencent Holdings Ltd.	163,800	8,928,959
(Cost $17,425,745)		20,175,827
Denmark 0.4%
Novo Nordisk A/S "B" (Cost $2,631,559)	42,179	1,928,343
Finland 1.0%
Amer Sports, Inc.*	87,664	3,119,085
Nokia Oyj	139,400	2,030,826
(Cost $2,875,583)		5,149,911
France 10.9%
Air Liquide SA	31,300	6,501,400
Capgemini SE*	19,024	2,262,229
Cie de Saint-Gobain SA	58,633	5,352,164
EssilorLuxottica SA	5,730	1,170,610
LVMH Moet Hennessy Louis Vuitton SE	3,298	1,819,722
Safran SA	13,900	4,956,301
Schneider Electric SE	34,000	10,705,567
SPIE SA	25,100	1,431,627
TotalEnergies SE	104,118	9,130,100
Vinci SA	73,964	10,788,263
(Cost $37,386,602)		54,117,983
Germany 9.8%
adidas AG	17,135	3,329,711
Allianz SE (Registered)	32,971	14,675,331
Auto1 Group SE*	145,814	3,877,765
Deutsche Boerse AG	31,061	8,970,435
MTU Aero Engines AG	10,860	3,968,603
RWE AG	33,883	2,156,272
SAP SE	22,000	3,984,095
Siemens Energy AG	21,795	4,149,836
Siemens Healthineers AG 144A	89,019	3,625,804
(Cost $32,845,339)		48,737,852

Hong Kong 1.8%
Alibaba Group Holding Ltd.	248,700	3,836,700
Techtronic Industries Co., Ltd.	335,501	4,978,852
(Cost $6,012,772)		8,815,552
Ireland 2.3%
CRH PLC	33,767	3,673,512
Experian PLC	78,880	2,733,238
Kerry Group PLC "A"	59,271	5,077,869
(Cost $9,497,490)		11,484,619
Israel 0.3%
Cellebrite DI Ltd.* (Cost $2,126,155)	99,291	1,462,556
Italy 0.6%
Stevanato Group SpA (Cost $4,579,808)	159,593	2,978,005
Japan 5.9%
Fast Retailing Co., Ltd.	15,500	8,012,526
Hoya Corp.	48,400	8,229,504
Keyence Corp.	14,900	7,494,673
SoftBank Group Corp.	115,300	5,423,114
(Cost $11,675,723)		29,159,817
Korea 6.1%
Samsung Electronics Co., Ltd.	79,916	16,810,466
SK Hynix, Inc.	8,830	13,669,801
(Cost $9,225,868)		30,480,267
Luxembourg 0.4%
Globant SA* (a) (Cost $2,701,920)	51,960	2,097,106
Netherlands 11.7%
ABN AMRO Bank NV REG S	95,500	3,800,667
Adyen NV 144A*	1,717	1,881,144
Airbus SE	30,685	6,431,638
Argenx SE*	2,606	2,175,165
ASML Holding NV	13,111	21,177,286
BE Semiconductor Industries NV	10,000	3,317,241
ING Groep NV	398,386	12,406,885
NXP Semiconductors NV	14,366	4,616,514
Universal Music Group NV	103,280	2,349,082
(Cost $23,688,163)		58,155,622
Singapore 4.5%
DBS Group Holdings Ltd.	371,370	18,285,517
Sea Ltd. (ADR)*	28,602	2,589,339
Trip.com Group Ltd.*	32,050	1,508,254
(Cost $7,729,076)		22,383,110
Sweden 3.6%
Assa Abloy AB "B"	171,981	6,197,060
Atlas Copco AB "A"	124,938	2,401,171
Spotify Technology SA*	19,100	9,505,688
(Cost $9,193,166)		18,103,919

Switzerland 8.5%
Belimo Holding AG (Registered)	1,620	1,716,405
Galderma Group AG	7,280	1,553,371
Lonza Group AG (Registered)	22,166	14,210,322
Nestle SA (Registered)	65,600	6,676,400
Roche Holding AG	17,160	7,239,495
Sandoz Group AG	113,154	9,509,836
Sportradar Group AG "A"* (a)	119,839	1,583,073
(Cost $22,564,969)		42,488,902
Taiwan 6.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $2,730,471)	451,000	33,905,444
United Kingdom 7.2%
AstraZeneca PLC	51,042	9,487,253
Birkenstock Holding PLC* (a)	40,428	1,822,090
Halma PLC	104,203	6,570,258
HSBC Holdings PLC	456,100	8,559,906
London Stock Exchange Group PLC	18,760	2,279,326
Rentokil Initial PLC	867,948	5,245,868
Verisure PLC*	156,652	2,088,477
(Cost $26,116,065)		36,053,178
United States 7.0%
Brookfield Asset Management Ltd. "A" (a)	79,958	3,867,261
Ferguson Enterprises, Inc.	19,810	4,476,466
Johnson Controls International PLC	13,000	1,742,780
Marsh & McLennan Companies, Inc.	43,573	6,970,373
Mastercard, Inc. "A"	8,026	3,964,683
NVIDIA Corp.	30,212	6,378,961
SLB Ltd.	94,405	5,149,793
Sunbelt Rentals Holdings, Inc.	26,811	2,109,334
(Cost $15,911,149)		34,659,651
Uruguay 0.8%
MercadoLibre, Inc.* (Cost $3,702,416)	2,300	3,899,995
Total Common Stocks (Cost $257,206,454)		491,583,676

Preferred Stocks 0.5%
Germany
Sartorius AG (Cost $2,069,810)	9,040	2,584,397

Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.51% (b) (c) (Cost $5,904,300)	5,904,300	5,904,300

Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 3.62% (b) (Cost $1,464,624)	1,464,624	1,464,624

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $266,645,188)	100.8	501,536,997
Other Assets and Liabilities, Net	(0.8)	(4,157,604)
Net Assets	100.0	497,379,393

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 are as follows:
Value ($) at 8/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2026	Value ($) at 5/31/2026
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.51% (b) (c)
4,781,250	1,123,050 (d)	—	—	—	16,101	—	5,904,300	5,904,300
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 3.62% (b)
5,383,239	58,150,432	62,069,047	—	—	83,909	—	1,464,624	1,464,624
10,164,489	59,273,482	62,069,047	—	—	100,010	—	7,368,924	7,368,924

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $8,110,690, which is 1.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $2,466,592.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

At May 31, 2026 the DWS International Opportunities Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Information Technology	127,685,524	26%
Financials	106,559,140	21%
Industrials	81,473,649	16%
Health Care	64,692,105	13%
Consumer Discretionary	39,220,197	8%
Communication Services	26,206,844	5%
Materials	20,140,180	4%
Energy	14,279,893	3%
Consumer Staples	11,754,269	2%
Utilities	2,156,272	1%
Total	494,168,073	99%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$25,346,017	$—	$—	$25,346,017
China	20,175,827	—	—	20,175,827
Denmark	—	1,928,343	—	1,928,343
Finland	5,149,911	—	—	5,149,911
France	54,117,983	—	—	54,117,983
Germany	48,737,852	—	—	48,737,852
Hong Kong	8,815,552	—	—	8,815,552
Ireland	11,484,619	—	—	11,484,619
Israel	1,462,556	—	—	1,462,556
Italy	2,978,005	—	—	2,978,005
Japan	29,159,817	—	—	29,159,817
Korea	30,480,267	—	—	30,480,267
Luxembourg	2,097,106	—	—	2,097,106
Netherlands	58,155,622	—	—	58,155,622
Singapore	22,383,110	—	—	22,383,110
Sweden	18,103,919	—	—	18,103,919
Switzerland	42,488,902	—	—	42,488,902
Taiwan	33,905,444	—	—	33,905,444
United Kingdom	36,053,178	—	—	36,053,178
United States	34,659,651	—	—	34,659,651
Uruguay	3,899,995	—	—	3,899,995
Preferred Stocks	2,584,397	—	—	2,584,397
Short-Term Investments (a)	7,368,924	—	—	7,368,924
Total	$499,608,654	$1,928,343	$—	$501,536,997

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DIOF-PH3